Expense Example	Feb. 27, 2026 USD ($)
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 567
Expense Example, with Redemption, 3 Years	786
Expense Example, with Redemption, 5 Years	1,022
Expense Example, with Redemption, 10 Years	1,698
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	273
Expense Example, with Redemption, 3 Years	559
Expense Example, with Redemption, 5 Years	970
Expense Example, with Redemption, 10 Years	2,118
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	248
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	991
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	576
Expense Example, with Redemption, 3 Years	843
Expense Example, with Redemption, 5 Years	1,130
Expense Example, with Redemption, 10 Years	1,947
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,079
Expense Example, with Redemption, 10 Years	2,359
Credit Suisse Strategic Income Fund | Credit Suisse Strategic Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	308
Expense Example, with Redemption, 5 Years	554
Expense Example, with Redemption, 10 Years	$ 1,259